Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2016-C36
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	14-16	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 2)	17-19		Jenna Unell		Jenna.unell@greyco.com
Principal Prepayment Detail	20		5221 N. O'Connor Blvd.,Suite 800 | Irving, TX 75039
Historical Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Delinquency Loan Detail	22		David Rodgers	(212) 230-9025
Collateral Stratification and Historical Detail	23		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 1	24	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Liquidated Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	28		General Contact	(302) 636-4140
Interest Shortfall Detail - Collateral Level	29		1100 North Market St., | Wilmington, DE 19890
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000MBL4	1.453000%	41,947,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000MBM2	2.504000%	39,657,000.00	14,200,345.16	773,524.19	29,631.39	0.00	0.00	803,155.58	13,426,820.97	32.59%	30.00%
A-3	95000MBN0	2.807000%	220,000,000.00	220,000,000.00	0.00	514,616.67	0.00	0.00	514,616.67	220,000,000.00	32.59%	30.00%
A-4	95000MBP5	3.065000%	250,203,000.00	250,203,000.00	0.00	639,060.16	0.00	0.00	639,060.16	250,203,000.00	32.59%	30.00%
A-SB	95000MBQ3	2.933000%	48,917,000.00	48,917,000.00	0.00	119,561.30	0.00	0.00	119,561.30	48,917,000.00	32.59%	30.00%
A-S	95000MBR1	3.419000%	77,236,000.00	77,236,000.00	0.00	220,058.24	0.00	0.00	220,058.24	77,236,000.00	22.81%	21.00%
B	95000MBU4	3.671000%	42,909,000.00	42,909,000.00	0.00	131,265.78	0.00	0.00	131,265.78	42,909,000.00	17.38%	16.00%
C	95000MBV2	4.317156%	36,473,000.00	36,473,000.00	0.00	131,216.35	0.00	0.00	131,216.35	36,473,000.00	12.76%	11.75%
D	95000MAC5	2.942000%	41,836,000.00	41,836,000.00	0.00	102,567.93	0.00	0.00	102,567.93	41,836,000.00	7.47%	6.88%
E-1	95000MAE1	4.317156%	9,118,000.00	9,118,000.00	0.00	32,803.19	0.00	0.00	32,803.19	9,118,000.00	6.31%	5.81%
E-2	95000MAG6	4.317156%	9,118,000.00	9,118,000.00	0.00	32,803.19	0.00	0.00	32,803.19	9,118,000.00	5.16%	4.75%
F-1	95000MAL5	4.317156%	4,291,000.00	4,291,000.00	0.00	15,437.43	0.00	0.00	15,437.43	4,291,000.00	4.62%	4.25%
F-2	95000MAN1	4.317156%	4,291,000.00	4,291,000.00	0.00	15,437.43	0.00	0.00	15,437.43	4,291,000.00	4.07%	3.75%
G-1	95000MAU5	4.317156%	6,098,000.00	6,098,000.00	0.00	21,938.35	0.00	0.00	21,938.35	6,098,000.00	3.30%	3.04%
G-2	95000MAW1	4.317156%	6,098,000.00	6,098,000.00	0.00	21,938.35	0.00	0.00	21,938.35	6,098,000.00	2.53%	2.33%
H-1	95000MBC4	4.317156%	9,992,979.00	9,992,979.00	0.00	36,169.16	0.00	0.00	36,169.16	9,992,979.00	0.00%	0.00%
H-2	95000MBE0	4.317156%	9,992,979.00	9,992,979.00	0.00	0.00	0.00	0.00	0.00	9,992,979.00	0.00%	0.00%
R	95000MBJ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,177,958.01	790,774,303.16	773,524.19	2,064,504.92	0.00	0.00	2,838,029.11	790,000,778.97

Notional Certificates
X-A	95000MBS9	1.385628%	600,724,000.00	533,320,345.16	0.00	615,819.61	0.00	0.00	615,819.61	532,546,820.97
X-B	95000MBT7	0.808156%	120,145,000.00	120,145,000.00	0.00	80,913.20	0.00	0.00	80,913.20	120,145,000.00
X-D	95000MAA9	1.375156%	41,836,000.00	41,836,000.00	0.00	47,942.51	0.00	0.00	47,942.51	41,836,000.00
Notional SubTotal			762,705,000.00	695,301,345.16	0.00	744,675.32	0.00	0.00	744,675.32	694,527,820.97

Deal Distribution Total					773,524.19	2,809,180.24	0.00	0.00	3,582,704.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000MBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000MBM2	358.07915778	19.50536324	0.74719192	0.00000000	0.00000000	0.00000000	0.00000000	20.25255516	338.57379454
A-3	95000MBN0	1,000.00000000	0.00000000	2.33916668	0.00000000	0.00000000	0.00000000	0.00000000	2.33916668	1,000.00000000
A-4	95000MBP5	1,000.00000000	0.00000000	2.55416666	0.00000000	0.00000000	0.00000000	0.00000000	2.55416666	1,000.00000000
A-SB	95000MBQ3	1,000.00000000	0.00000000	2.44416665	0.00000000	0.00000000	0.00000000	0.00000000	2.44416665	1,000.00000000
A-S	95000MBR1	1,000.00000000	0.00000000	2.84916671	0.00000000	0.00000000	0.00000000	0.00000000	2.84916671	1,000.00000000
B	95000MBU4	1,000.00000000	0.00000000	3.05916661	0.00000000	0.00000000	0.00000000	0.00000000	3.05916661	1,000.00000000
C	95000MBV2	1,000.00000000	0.00000000	3.59762975	0.00000000	0.00000000	0.00000000	0.00000000	3.59762975	1,000.00000000
D	95000MAC5	1,000.00000000	0.00000000	2.45166675	0.00000000	0.00000000	0.00000000	0.00000000	2.45166675	1,000.00000000
E-1	95000MAE1	1,000.00000000	0.00000000	3.59762996	0.00000000	0.00000000	0.00000000	0.00000000	3.59762996	1,000.00000000
E-2	95000MAG6	1,000.00000000	0.00000000	3.59762996	0.00000000	0.00000000	0.00000000	0.00000000	3.59762996	1,000.00000000
F-1	95000MAL5	1,000.00000000	0.00000000	3.59762992	0.00000000	0.00000000	0.00000000	0.00000000	3.59762992	1,000.00000000
F-2	95000MAN1	1,000.00000000	0.00000000	3.59762992	0.00000000	0.00000000	0.00000000	0.00000000	3.59762992	1,000.00000000
G-1	95000MAU5	1,000.00000000	0.00000000	3.59763037	0.00000000	0.00000000	0.00000000	0.00000000	3.59763037	1,000.00000000
G-2	95000MAW1	1,000.00000000	0.00000000	3.59763037	0.00000000	0.00000000	0.00000000	0.00000000	3.59763037	1,000.00000000
H-1	95000MBC4	1,000.00000000	0.00000000	3.61945722	(0.02182732)	30.37154086	0.00000000	0.00000000	3.61945722	1,000.00000000
H-2	95000MBE0	1,000.00000000	0.00000000	0.00000000	3.59762990	62.20547446	0.00000000	0.00000000	0.00000000	1,000.00000000
R	95000MBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000MBS9	887.79596813	0.00000000	1.02512903	0.00000000	0.00000000	0.00000000	0.00000000	1.02512903	886.50831492
X-B	95000MBT7	1,000.00000000	0.00000000	0.67346290	0.00000000	0.00000000	0.00000000	0.00000000	0.67346290	1,000.00000000
X-D	95000MAA9	1,000.00000000	0.00000000	1.14596305	0.00000000	0.00000000	0.00000000	0.00000000	1.14596305	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	29,631.39	0.00	29,631.39	0.00	0.00	0.00	29,631.39	0.00
A-3	08/01/21 - 08/30/21	30	0.00	514,616.67	0.00	514,616.67	0.00	0.00	0.00	514,616.67	0.00
A-4	08/01/21 - 08/30/21	30	0.00	639,060.16	0.00	639,060.16	0.00	0.00	0.00	639,060.16	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	119,561.30	0.00	119,561.30	0.00	0.00	0.00	119,561.30	0.00
X-A	08/01/21 - 08/30/21	30	0.00	615,819.61	0.00	615,819.61	0.00	0.00	0.00	615,819.61	0.00
X-B	08/01/21 - 08/30/21	30	0.00	80,913.20	0.00	80,913.20	0.00	0.00	0.00	80,913.20	0.00
X-D	08/01/21 - 08/30/21	30	0.00	47,942.51	0.00	47,942.51	0.00	0.00	0.00	47,942.51	0.00
A-S	08/01/21 - 08/30/21	30	0.00	220,058.24	0.00	220,058.24	0.00	0.00	0.00	220,058.24	0.00
B	08/01/21 - 08/30/21	30	0.00	131,265.78	0.00	131,265.78	0.00	0.00	0.00	131,265.78	0.00
C	08/01/21 - 08/30/21	30	0.00	131,216.35	0.00	131,216.35	0.00	0.00	0.00	131,216.35	0.00
D	08/01/21 - 08/30/21	30	0.00	102,567.93	0.00	102,567.93	0.00	0.00	0.00	102,567.93	0.00
E-1	08/01/21 - 08/30/21	30	0.00	32,803.19	0.00	32,803.19	0.00	0.00	0.00	32,803.19	0.00
E-2	08/01/21 - 08/30/21	30	0.00	32,803.19	0.00	32,803.19	0.00	0.00	0.00	32,803.19	0.00
F-1	08/01/21 - 08/30/21	30	0.00	15,437.43	0.00	15,437.43	0.00	0.00	0.00	15,437.43	0.00
F-2	08/01/21 - 08/30/21	30	0.00	15,437.43	0.00	15,437.43	0.00	0.00	0.00	15,437.43	0.00
G-1	08/01/21 - 08/30/21	30	0.00	21,938.35	0.00	21,938.35	0.00	0.00	0.00	21,938.35	0.00
G-2	08/01/21 - 08/30/21	30	0.00	21,938.35	0.00	21,938.35	0.00	0.00	0.00	21,938.35	0.00
H-1	08/01/21 - 08/30/21	30	302,631.53	35,951.04	0.00	35,951.04	(218.12)	0.00	0.00	36,169.16	303,502.17
H-2	08/01/21 - 08/30/21	30	583,567.50	35,951.04	0.00	35,951.04	35,951.04	0.00	0.00	0.00	621,618.00
Totals			886,199.03	2,844,913.16	0.00	2,844,913.16	35,732.92	0.00	0.00	2,809,180.24	925,120.17

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	95000MAE1	4.317156%	0.00	9,118,000.00	0.00	32,803.19	0.00	0.00	32,803.19	9,118,000.00
E-1 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	95000MAG6	4.317156%	0.00	9,118,000.00	0.00	32,803.19	0.00	0.00	32,803.19	9,118,000.00
E-2 (EC)	NA	N/A	9,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	95000MAL5	4.317156%	0.00	4,291,000.00	0.00	15,437.43	0.00	0.00	15,437.43	4,291,000.00
F-1 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Cert)	95000MAN1	4.317156%	0.00	4,291,000.00	0.00	15,437.43	0.00	0.00	15,437.43	4,291,000.00
F-2 (EC)	NA	N/A	4,291,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Cert)	95000MAU5	4.317156%	0.00	6,098,000.00	0.00	21,938.35	0.00	0.00	21,938.35	6,098,000.00
G-1 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Cert)	95000MAW1	4.317156%	0.00	6,098,000.00	0.00	21,938.35	0.00	0.00	21,938.35	6,098,000.00
G-2 (EC)	NA	N/A	6,098,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (EC)	NA	4.317156%	8,174,500.00	8,174,500.00	0.00	29,587.25	0.00	0.00	29,587.25	8,174,500.00
H-1 (Cert)	95000MBC4	4.317156%	1,818,479.00	1,818,479.00	0.00	6,581.91	0.00	0.00	6,581.91	1,818,479.00
H-2 (EC)	NA	4.317156%	8,174,500.00	8,174,500.00	0.00	0.00	0.00	0.00	0.00	8,174,500.00
H-2 (Cert)	95000MBE0	4.317156%	1,818,479.00	1,818,479.00	0.00	0.00	0.00	0.00	0.00	1,818,479.00
Regular Interest Total			58,999,958.00	58,999,958.00	0.00	176,527.10	0.00	0.00	176,527.10	58,999,958.00

Exchangeable Certificate Details
E	95000MAJ0	4.317156%	18,236,000.00	18,236,000.00	0.00	65,606.38	0.00	0.00	65,606.38	18,236,000.00
EF	95000MAS0	N/A	26,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	95000MBA8	N/A	39,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	95000MAQ4	4.317156%	8,582,000.00	8,582,000.00	0.00	30,874.86	0.00	0.00	30,874.86	8,582,000.00
G	95000MAY7	4.317156%	12,196,000.00	12,196,000.00	0.00	43,876.69	0.00	0.00	43,876.69	12,196,000.00
H	95000MBG5	4.317156%	16,349,000.00	16,349,000.00	0.00	29,587.25	0.00	0.00	29,587.25	16,349,000.00
Exchangeable Certificates Total			121,195,000.00	55,363,000.00	0.00	169,945.18	0.00	0.00	169,945.18	55,363,000.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	3,582,704.43
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,862,141.56	Master Servicing Fee	10,597.17
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,476.61
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.47
ARD Interest	0.00	Operating Advisor Fee	1,285.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	238.33
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,862,141.56	Total Fees	17,228.38

Principal		Expenses/Reimbursements
Scheduled Principal	773,524.19	Reimbursement for Interest on Advances	242.81
Unscheduled Principal Collections		ASER Amount	5,360.55
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,847.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,281.94
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	773,524.19	Total Expenses/Reimbursements	35,732.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,809,180.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	773,524.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,582,704.43
Total Funds Collected	3,635,665.75	Total Funds Distributed	3,635,665.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	790,774,303.78	790,774,303.78	Beginning Certificate Balance	790,774,303.16
(-) Scheduled Principal Collections	773,524.19	773,524.19	(-) Principal Distributions	773,524.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	790,000,779.59	790,000,779.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	793,034,243.00	793,034,243.00	Ending Certificate Balance	790,000,778.97
Ending Actual Collateral Balance	792,429,673.13	792,429,673.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.62)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.62)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.32
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP	Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP
2,000,000 or less	7	9,637,929.66	1.22%	61	4.1905	2.377869	1.40 or less	26	312,548,854.04	39.56%	60	4.3699	0.838625
2,000,001 to 3,000,000	7	17,428,577.85	2.21%	60	4.3087	1.219855	1.41 to 1.50	7	100,618,135.15	12.74%	59	4.1181	1.453816
3,000,001 to 4,000,000	8	27,926,573.59	3.54%	59	4.5783	1.435479	1.51 to 1.60	3	35,351,061.51	4.47%	61	4.3961	1.549084
4,000,001 to 5,000,000	7	31,442,830.49	3.98%	52	4.5025	1.759672	1.61 to 1.70	3	41,136,916.56	5.21%	61	4.7000	1.643583
5,000,001 to 6,000,000	5	27,029,572.68	3.42%	61	4.5218	1.594398	1.71 to 1.80	5	81,621,428.01	10.33%	56	4.3269	1.779554
6,000,001 to 7,000,000	3	19,011,257.88	2.41%	58	4.4874	2.482318	1.81 to 1.90	3	14,359,280.41	1.82%	61	4.6047	1.823703
7,000,001 to 8,000,000	3	22,470,655.83	2.84%	59	4.5309	1.692430	1.91 to 2.00	1	16,891,789.21	2.14%	60	3.9900	1.965200
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	9,196,757.72	1.16%	61	4.0878	2.132465
9,000,001 to 10,000,000	1	9,222,036.62	1.17%	60	5.0000	1.722800	2.26 to 2.50	2	9,253,084.01	1.17%	60	4.2475	2.427742
10,000,001 to 15,000,000	7	90,237,957.18	11.42%	60	4.3535	1.741354	2.51 to 2.75	3	26,595,922.57	3.37%	60	3.8254	2.606621
15,000,001 to 20,000,000	5	88,643,655.32	11.22%	61	4.3533	1.248189	2.76 to 3.00	4	100,162,835.28	12.68%	61	3.3483	2.860110
20,000,001 to 30,000,000	5	124,532,732.38	15.76%	60	4.6129	0.889097	3.01 to 3.50	2	6,617,169.70	0.84%	61	3.8729	3.309990
30,000,001 to 50,000,000	2	86,562,088.83	10.96%	60	3.6227	1.352795	3.51 to 4.00	2	7,262,693.90	0.92%	53	4.6563	3.738390
50,000,001 to 70,000,000	2	132,500,000.00	16.77%	60	3.6434	2.338721	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	1	74,970,059.76	9.49%	61	3.9900	1.241100	Totals	70	790,000,779.59	100.00%	59	4.2029	1.554483
Totals	70	790,000,779.59	100.00%	59	4.2029	1.554483
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP	Totals	95	790,000,779.59	100.00%	59	4.2029	1.554483
Alabama	3	18,141,599.55	2.30%	61	4.1917	1.820461
									Property Type³
Arkansas	1	27,311,148.89	3.46%	57	4.7800	0.832300
California	6	58,198,468.59	7.37%	60	4.1411	2.226018		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	12,794,468.76	1.62%	57	4.8823	1.225224		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	2,962,618.74	0.38%	61	4.2097	2.434128	Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP
Florida	6	32,905,937.36	4.17%	58	4.4404	2.089606	Industrial	9	44,058,173.44	5.58%	61	4.2747	1.927719
Georgia	1	5,101,985.27	0.65%	61	4.6800	1.118600	Lodging	10	121,015,432.81	15.32%	60	4.7711	0.449963
Idaho	1	1,062,693.90	0.13%	61	4.4600	3.978700	Mobile Home Park	10	39,983,269.97	5.06%	54	4.7601	1.668128
Illinois	3	83,824,790.22	10.61%	61	4.0759	1.253997	Multi-Family	14	96,655,233.23	12.23%	61	3.8025	1.602768
Indiana	2	32,329,200.15	4.09%	61	4.5412	(0.440807)	Office	7	179,245,099.46	22.69%	60	3.9421	2.081634
Louisiana	5	7,014,226.35	0.89%	24	4.5352	2.185013	Retail	32	251,168,215.84	31.79%	60	4.0938	1.554985
Maryland	1	20,282,343.72	2.57%	60	4.9800	(0.045900)	Self Storage	6	29,490,503.32	3.73%	61	4.4301	1.954745
Michigan	3	20,759,444.59	2.63%	60	4.2800	1.802831	Totals	95	790,000,779.59	100.00%	59	4.2029	1.554483
Minnesota	1	4,500,000.00	0.57%	61	4.0020	2.424300
New Jersey	1	67,500,000.00	8.54%	61	3.1170	2.870200
New York	13	101,869,188.26	12.89%	61	4.0290	1.553894
North Carolina	1	18,302,380.62	2.32%	61	4.1200	1.447400
Ohio	8	77,114,078.32	9.76%	60	4.0298	1.513410
Pennsylvania	1	3,655,757.67	0.46%	50	5.1100	0.885300
South Carolina	1	2,051,949.04	0.26%	55	5.9300	1.235000
Tennessee	2	1,520,000.00	0.19%	60	3.8210	2.810200
Texas	18	70,849,313.66	8.97%	61	4.6687	1.124324
Virginia	3	87,044,334.41	11.02%	59	4.2729	1.656769
Wisconsin	3	4,520,000.00	0.57%	60	3.8210	2.810200

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP	Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP
	3.250% or less	1	67,500,000.00	8.54%	61	3.1170	2.870200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	4	13,282,610.77	1.68%	61	3.4330	1.669896	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	9	115,199,347.42	14.58%	60	3.6306	1.640303	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	123,620,987.95	15.65%	61	3.9571	1.701748	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	116,386,236.12	14.73%	60	4.1589	1.805091	49 months or greater	63	761,615,928.07	96.41%	60	4.1872	1.552396
	4.251% to 4.500%	9	76,950,715.90	9.74%	60	4.4096	1.260163	Totals	70	790,000,779.59	100.00%	59	4.2029	1.554483
	4.501% to 4.750%	10	76,678,666.47	9.71%	60	4.5924	0.806663
	4.751% to 5.000%	13	127,581,513.23	16.15%	57	4.8854	1.079454
	5.001% to 5.250%	6	42,363,901.17	5.36%	60	5.0672	1.367013
	5.251% to 6.000%	1	2,051,949.04	0.26%	55	5.9300	1.235000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	790,000,779.59	100.00%	59	4.2029	1.554483
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP	Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP
	60 months or less	25	325,003,172.56	41.14%	58	4.3494	1.590315	Interest Only	11	248,000,000.00	31.39%	60	3.7063	2.270742
	61 months or greater	38	436,612,755.51	55.27%	61	4.0665	1.524169	240 months or less	3	28,681,331.24	3.63%	60	4.7564	1.544479
	Totals	70	790,000,779.59	100.00%	59	4.2029	1.554483	241 months to 300 months	38	392,768,617.32	49.72%	60	4.3998	1.097585
								301 months to 360 months	8	85,431,796.22	10.81%	59	4.4673	1.605455
								361 months or greater	3	6,734,183.29	0.85%	61	3.5230	0.985054
								Totals	70	790,000,779.59	100.00%	59	4.2029	1.554483
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	28,384,851.52	3.59%	48	4.6247	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	694,065,537.47	87.86%	60	4.1687	1.538147	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	9	50,210,366.54	6.36%	61	4.3729	1.801845
	25 months or greater	2	17,340,024.06	2.19%	59	4.3919	1.400393
	Totals	70	790,000,779.59	100.00%	59	4.2029	1.554483
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310936720	RT	Gurnee	IL	Actual/360	3.99025%	257,584.63	0.00	0.00	N/A	10/01/26	--	74,970,059.76	74,970,059.76	01/01/21
2	310935956	OF	Jersey City	NJ	Actual/360	3.11725%	181,175.62	0.00	0.00	N/A	10/11/26	--	67,500,000.00	67,500,000.00	09/11/21
3	883100593	OF	Reston	VA	Actual/360	4.19025%	234,530.33	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	09/06/21
4	470100630	MF	Coram	NY	Actual/360	3.63025%	130,165.44	79,747.63	0.00	N/A	10/01/26	--	41,641,836.46	41,562,088.83	09/01/21
5	883100647	RT	Columbus	OH	Actual/360	3.61625%	140,116.12	0.00	0.00	N/A	08/05/26	--	45,000,000.00	45,000,000.00	09/05/21
6	310936422	LO	Indianapolis	IN	Actual/360	4.52025%	114,398.77	48,121.03	0.00	N/A	10/11/26	--	29,391,632.90	29,343,511.87	04/11/20
7	883100596	RT	Jonesboro	AR	Actual/360	4.78025%	112,595.63	43,708.67	0.00	N/A	06/06/26	--	27,354,857.56	27,311,148.89	03/06/21
8	416000237	LO	Long Island City	NY	Actual/360	5.05025%	100,648.82	34,321.57	0.00	N/A	10/01/26	--	23,145,049.47	23,110,727.90	06/01/20
9	306071009	RT	Various	Various	Actual/360	3.82125%	80,563.13	0.00	0.00	N/A	09/06/26	--	24,485,000.00	24,485,000.00	09/06/21
10	883100597	LO	Towson	MD	Actual/360	4.98025%	87,109.20	30,722.79	0.00	N/A	09/06/26	--	20,313,066.51	20,282,343.72	09/06/21
11	883100616	IN	Houston	TX	Actual/360	4.76825%	73,115.32	41,115.31	0.00	N/A	10/06/26	--	17,807,910.43	17,766,795.12	09/06/21
12	310936548	RT	Fredericksburg	VA	Actual/360	4.38025%	69,007.86	30,908.18	0.00	N/A	09/01/26	--	18,296,383.23	18,265,475.05	09/01/21
13	883100617	RT	Charlotte	NC	Actual/360	4.12025%	65,033.28	28,326.97	0.00	N/A	10/06/26	--	18,330,707.59	18,302,380.62	09/06/21
14	306701014	LO	Dallas	TX	Actual/360	4.50025%	67,602.80	28,667.41	0.00	N/A	10/11/26	--	17,445,882.73	17,417,215.32	07/11/20
15	310936511	IN	San Jose	CA	Actual/360	3.99025%	58,124.38	25,322.44	0.00	N/A	09/11/26	--	16,917,111.65	16,891,789.21	09/11/21
16	306701016	MF	Spanish Fort	AL	Actual/360	4.27025%	55,150.91	22,514.14	0.00	N/A	10/11/26	--	14,999,113.69	14,976,599.55	09/11/21
17	625100238	OF	Orlando	FL	Actual/360	5.00025%	64,159.19	18,511.34	0.00	N/A	05/05/26	--	14,901,488.77	14,882,977.43	09/05/21
19	883100614	OF	Corona	CA	Actual/360	4.20025%	49,577.42	23,775.16	0.00	N/A	10/06/26	--	13,708,041.55	13,684,266.39	09/06/21
20	300571602	RT	Columbus	OH	Actual/360	4.60025%	49,540.91	20,178.72	0.00	N/A	10/06/26	--	12,506,822.20	12,486,643.48	09/06/21
21	300571589	MH	Erie	MI	Actual/360	4.45025%	44,745.42	19,478.72	0.00	N/A	09/06/26	--	11,676,949.05	11,657,470.33	09/06/21
22	310934567	SS	Daly City	CA	Actual/360	4.06025%	41,428.92	0.00	0.00	N/A	10/11/26	--	11,850,000.00	11,850,000.00	09/11/21
23	300571590	RT	Miami	FL	Actual/360	3.70025%	34,091.39	0.00	0.00	N/A	09/01/26	--	10,700,000.00	10,700,000.00	09/01/21
24	306701024	MH	Various	OH	Actual/360	5.00025%	39,765.91	13,916.25	0.00	N/A	09/11/26	--	9,235,952.87	9,222,036.62	09/11/21
25	300571595	LO	Cooperstown	NY	Actual/360	4.55025%	28,545.03	26,730.55	0.00	N/A	10/06/26	--	7,285,509.00	7,258,778.45	06/06/20
26	625100239	OF	Englewood	CO	Actual/360	5.00025%	34,219.15	9,934.43	0.00	N/A	05/05/26	--	7,947,672.83	7,937,738.40	09/05/21
27	410936182	MF	Ann Arbor	MI	Actual/360	4.00025%	25,100.46	13,092.76	0.00	N/A	10/11/26	--	7,287,231.74	7,274,138.98	09/11/21
28	300571593	OF	Houston	TX	Actual/360	5.06025%	28,195.14	9,639.48	0.00	N/A	09/06/26	--	6,470,897.36	6,461,257.88	09/06/21
29	300571586	OF	Columbus	OH	Actual/360	4.58025%	25,559.37	8,605.48	0.00	N/A	09/06/26	--	6,480,752.32	6,472,146.84	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	625100256	MH	Castaic	CA	Actual/360	4.85025%	25,058.72	9,241.25	0.00	N/A	10/05/21	--	6,000,092.56	5,990,851.31	09/05/21
31	883100611	IN	Spring Valley	CA	Actual/360	3.70725%	20,270.08	0.00	0.00	N/A	10/06/26	--	6,350,000.00	6,350,000.00	09/06/21
32	306701032	LO	Waco	TX	Actual/360	4.97025%	24,891.12	8,813.23	0.00	N/A	09/11/26	--	5,816,058.64	5,807,245.41	09/11/21
33	625100217	RT	La Quinta	CA	Actual/360	4.69025%	25,039.39	0.00	0.00	N/A	01/05/26	--	6,200,000.00	6,200,000.00	09/05/21
34	306701034	SS	Wilmette	IL	Actual/360	4.85025%	23,568.91	8,092.60	0.00	N/A	10/11/26	--	5,643,370.56	5,635,277.96	09/11/21
35	470101470	MF	Brooklyn	NY	Actual/360	3.59025%	16,779.46	10,465.56	0.00	N/A	10/01/26	--	5,427,805.88	5,417,340.32	09/01/21
37	300571599	LO	Richmond Hill	GA	Actual/360	4.68025%	20,593.74	8,123.98	0.00	N/A	10/06/26	--	5,110,109.25	5,101,985.27	09/06/21
38	416000239	RT	Camillus	NY	Actual/360	4.48025%	19,582.45	8,371.57	0.00	N/A	10/01/26	--	5,076,095.29	5,067,723.72	09/01/21
39	300571597	LO	Marysville	OH	Actual/360	4.79025%	20,161.69	7,613.55	0.00	N/A	10/06/26	--	4,888,011.77	4,880,398.22	09/06/21
40	306701040	SS	Aurora	CO	Actual/360	4.69025%	19,645.99	7,809.97	0.00	N/A	08/11/26	--	4,864,540.33	4,856,730.36	09/11/21
41	300571569	MF	Dallas	TX	Actual/360	4.48025%	18,364.95	7,415.43	0.00	N/A	08/06/26	--	4,760,499.44	4,753,084.01	09/06/21
42	306701042	MH	Lake Charles	LA	Actual/360	5.00025%	18,322.71	6,371.08	0.00	N/A	10/11/21	--	4,255,597.43	4,249,226.35	09/11/21
43	883100613	RT	Duluth	MN	Actual/360	4.00225%	15,507.75	0.00	0.00	N/A	10/06/26	--	4,500,000.00	4,500,000.00	09/06/21
44	300571594	LO	Dallas	TX	Actual/360	5.01025%	17,962.86	6,221.62	0.00	N/A	10/06/26	--	4,163,690.60	4,157,468.98	09/06/21
45	470099810	MF	Bronx	NY	Actual/360	3.47025%	12,113.40	8,018.33	0.00	N/A	09/01/26	--	4,053,940.90	4,045,922.57	09/01/21
46	306701046	MH	San Angelo	TX	Actual/360	4.76025%	15,993.58	6,149.83	0.00	N/A	09/11/26	--	3,901,931.40	3,895,781.57	09/11/21
47	300571600	SS	Winston Salem	NC	Actual/360	4.45025%	15,550.95	5,504.49	0.00	N/A	10/06/26	--	4,058,239.99	4,052,735.50	09/06/21
48	625100203	LO	York	PA	Actual/360	5.11025%	16,124.62	8,698.09	0.00	N/A	11/05/25	--	3,664,455.76	3,655,757.67	09/05/21
49	300571591	OF	Stafford	VA	Actual/360	5.18025%	16,880.23	5,473.11	0.00	N/A	10/06/26	--	3,784,332.47	3,778,859.36	09/06/21
51	470101090	MF	Jamaica	NY	Actual/360	3.39025%	11,384.75	0.00	0.00	N/A	10/01/26	--	3,900,000.00	3,900,000.00	09/01/21
52	300571584	SS	Arlington Heights	IL	Actual/360	4.58025%	14,348.45	4,830.92	0.00	N/A	09/06/26	--	3,638,146.88	3,633,315.96	09/06/21
53	306701053	MH	Palm Springs	CA	Actual/360	4.78025%	13,284.54	5,036.46	0.00	N/A	10/11/26	--	3,227,449.45	3,222,412.99	09/11/21
54	306701054	MF	Chicago	IL	Actual/360	4.72025%	13,105.97	5,088.45	0.00	N/A	10/11/26	--	3,224,540.95	3,219,452.50	08/11/21
55	306701055	SS	San Antonio	TX	Actual/360	4.54025%	12,549.27	5,268.00	0.00	N/A	09/11/26	--	3,209,988.39	3,204,720.39	09/11/21
56	410936822	IN	Dallas	TX	Actual/360	4.16025%	10,943.42	5,336.21	0.00	N/A	10/11/26	--	3,054,925.32	3,049,589.11	09/11/21
57	300571585	SS	Broadview Heights	OH	Actual/360	4.45025%	12,184.52	4,337.46	0.00	N/A	09/06/26	--	3,179,721.82	3,175,384.36	09/06/21
58	306701058	MH	Evansville	IN	Actual/360	4.75025%	12,231.61	4,721.93	0.00	N/A	09/11/26	--	2,990,410.21	2,985,688.28	09/11/21
59	470101110	MF	Brooklyn	NY	Actual/360	3.46025%	8,416.40	3,133.47	0.00	N/A	10/01/26	--	2,824,821.67	2,821,688.20	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
60	300571562	MH	Dallas	TX	Actual/360	4.92025%	10,829.29	3,932.13	0.00	N/A	08/06/26	--	2,556,086.54	2,552,154.41	09/06/21
61	306701061	MU	Clearlake Oaks	CA	Actual/360	4.47025%	9,670.70	4,151.06	0.00	N/A	10/11/26	--	2,512,414.20	2,508,263.14	09/11/21
62	470100830	MF	Yonkers	NY	Actual/360	3.53025%	7,744.39	2,763.80	0.00	N/A	11/01/26	--	2,547,729.71	2,544,965.91	09/01/21
63	306701063	MH	Bradenton	FL	Actual/360	4.84025%	10,386.00	3,845.32	0.00	N/A	10/11/26	--	2,491,975.87	2,488,130.55	09/11/21
64	470101610	MF	Yonkers	NY	Actual/360	3.41025%	7,385.02	0.00	0.00	N/A	10/01/26	--	2,515,000.00	2,515,000.00	09/01/21
65	306701065	SS	DeSoto	TX	Actual/360	4.64025%	8,088.60	3,242.23	0.00	N/A	10/11/26	--	2,024,398.10	2,021,155.87	09/11/21
66	625100236	RT	Florence	SC	Actual/360	5.93025%	10,490.57	2,451.93	0.00	N/A	04/05/26	--	2,054,400.97	2,051,949.04	08/05/21
67	306701067	SS	Newtown	CT	Actual/360	4.42025%	7,329.92	3,210.88	0.00	N/A	10/11/26	--	1,925,829.62	1,922,618.74	09/11/21
68	410936386	RT	Clinton Township	MI	Actual/360	4.31025%	6,795.36	3,113.82	0.00	N/A	10/11/26	--	1,830,949.10	1,827,835.28	09/11/21
69	470101590	MF	New York	NY	Actual/360	3.64025%	4,290.98	1,448.58	0.00	N/A	10/01/26	--	1,368,977.76	1,367,529.18	09/01/21
70	306701070	MH	Bradenton	FL	Actual/360	5.15025%	5,328.76	1,769.58	0.00	N/A	08/11/26	--	1,201,598.96	1,199,829.38	09/11/21
71	470101570	MF	Yonkers	NY	Actual/360	3.61025%	3,516.41	2,173.68	0.00	N/A	10/01/26	--	1,131,182.85	1,129,009.17	09/01/21
72	470100530	MF	Briarwood	NY	Actual/360	3.58025%	3,485.38	2,183.65	0.00	N/A	10/01/26	--	1,130,597.66	1,128,414.01	09/01/21
73	306701073	MH	Kimberly	ID	Actual/360	4.46025%	4,088.10	1,761.91	0.00	N/A	10/11/26	--	1,064,455.81	1,062,693.90	09/11/21
Totals							2,862,141.56	773,524.19	0.00				790,774,303.78	790,000,779.59
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,733,131.00	0.00	--	--	--	0.00	379,122.01	2,513,096.45	2,513,096.45	0.00	0.00
2	27,128,533.67	6,354,910.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,512,941.30	5,530,156.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,959,755.00	3,176,278.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
5	33,295,703.00	9,663,545.59	01/01/21	03/31/21	--	0.00	0.00	413,996.10	413,996.10	0.00	0.00
6	(1,716,470.00)	0.00	--	--	10/13/20	0.00	0.00	2,760,693.59	2,760,693.59	0.00	0.00
7	4,300,698.36	0.00	--	--	--	0.00	0.00	156,001.61	937,123.87	0.00	0.00
8	2,984,402.00	0.00	--	--	04/12/21	1,233,924.49	26,456.87	129,306.70	1,996,614.18	0.00	0.00
9	2,708,386.00	693,947.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	579,089.56	183,794.40	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,253,891.00	597,718.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,533,135.99	1,879,429.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,842,337.55	429,045.47	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	408,032.00	0.00	--	--	11/12/20	0.00	0.00	1,346,736.97	1,346,736.97	0.00	0.00
15	2,159,117.60	1,061,227.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,455,794.77	388,935.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,240,941.81	433,097.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,306,001.00	347,479.00	01/01/19	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,328,969.82	268,625.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,045,075.77	284,048.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,277,823.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,007,414.50	559,717.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,078,787.67	282,431.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,303,603.00	1,330,160.00	04/01/19	03/31/20	01/11/21	0.00	0.00	55,180.16	828,659.42	0.00	0.00
26	824,980.25	179,442.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,133,053.95	499,765.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,335,088.00	1,465,230.40	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	832,540.61	378,850.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	86,596.07	387,728.78	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	280,683.08	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	483,346.69	126,231.91	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	251,596.00	1,071,983.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
37	398,471.54	433,121.90	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	624,740.85	135,817.82	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	516,828.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	418,207.22	108,558.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	706,364.22	202,123.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	268,294.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	443,872.34	110,967.84	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	119,617.41	167,937.57	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	809,650.00	630,520.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	403,093.10	249,213.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	490,261.00	79,015.00	01/01/19	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
49	397,990.92	188,130.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	110,596.00	202,733.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	338,433.36	60,054.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	167,201.11	01/01/21	06/30/21	--	0.00	0.00	18,180.54	18,180.54	7,999.98	0.00
55	406,940.40	198,303.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	387,440.05	193,359.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	257,084.68	69,390.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	170,185.00	158,297.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	87,037.00	91,501.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
63	268,091.99	124,971.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	93,989.00	87,193.00	08/01/19	07/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	246,073.27	126,128.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	244,881.04	109,486.06	01/01/21	06/30/21	--	0.00	0.00	12,845.20	12,845.20	0.00	0.00
67	240,127.76	71,811.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	249,897.98	181,124.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	97,446.00	78,791.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
70	256,596.30	148,718.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	77,876.00	122,634.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	94,055.00	88,301.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
73	167,344.46	71,076.31	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	140,797,489.89	42,779,238.94				1,233,924.49	405,578.88	7,406,037.32	10,827,946.32	7,999.98	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	3	57,680,655.24	2	30,369,506.35	0	0.00	0	0.00	0	0.00	0	0.00	4.202923%	4.136751%	59
08/17/21	1	3,224,540.95	0	0.00	3	57,785,416.03	1	23,145,049.47	0	0.00	0	0.00	0	0.00	0	0.00	4.203193%	4.136986%	60
07/16/21	1	3,229,608.80	0	0.00	3	57,889,744.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210094%	4.144175%	61
06/17/21	1	3,235,078.58	1	27,445,367.30	2	30,556,071.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210393%	4.144438%	62
05/17/21	3	34,419,469.71	0	0.00	2	30,616,350.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210664%	4.121194%	63
04/16/21	1	3,245,532.44	0	0.00	3	58,215,711.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.210959%	4.121478%	64
03/17/21	0	0.00	1	3,250,515.32	3	58,318,264.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.211363%	4.120818%	65
02/18/21	3	14,895,232.97	0	0.00	4	132,122,153.06	0	0.00	0	0.00	1	73,678,193.95	0	0.00	2	18,766,701.58	4.211928%	4.121484%	66
01/15/21	1	5,116,803.51	0	0.00	7	183,474,537.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.207674%	4.118965%	66
12/17/20	0	0.00	0	0.00	7	183,785,893.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.207911%	4.121159%	67
11/18/20	0	0.00	1	3,744,144.81	6	180,374,469.61	0	0.00	0	0.00	1	12,694,392.73	0	0.00	0	0.00	4.208171%	4.122517%	68
10/19/20	1	4,321,318.90	3	49,295,639.77	4	135,131,891.91	0	0.00	0	0.00	1	17,739,471.04	0	0.00	0	0.00	4.208405%	4.109095%	69
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	883100596	03/06/21	5	6	156,001.61	937,123.87	0.00	27,577,938.83	08/12/20	2
8	416000237	06/01/20	14	6	129,306.70	1,996,614.18	20,827.76	23,635,638.42	04/17/20	2		08/10/21
25	300571595	06/06/20	14	6	55,180.16	828,659.42	71,535.46	7,656,305.36	05/04/20	2		08/24/21
54	306701054	08/11/21	0	B	18,180.54	18,180.54	7,999.98	3,224,540.95
66	625100236	08/05/21	0	B	12,845.20	12,845.20	0.00	2,054,400.97
Totals					371,514.21	3,793,423.21	100,363.20	64,148,824.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		10,240,078	10,240,078	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		336,586,948	309,275,799	27,311,149		0
> 60 Months		443,173,754	412,804,248	0		30,369,506

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	790,000,780	732,320,124	0	0	27,311,149	30,369,506
Aug-21	790,774,304	729,764,347	3,224,541	0	34,640,367	23,145,049
Jul-21	796,592,816	730,425,502	3,229,609	5,047,960	57,889,745	0
Jun-21	797,430,585	736,194,067	3,235,079	27,445,367	30,556,072	0
May-21	798,205,933	733,170,113	34,419,470	0	30,616,351	0
Apr-21	799,037,686	737,576,442	3,245,532	0	58,215,711	0
Mar-21	799,314,977	737,746,197	0	3,250,515	58,318,265	0
Feb-21	799,459,981	652,442,595	14,895,233	0	132,122,153	0
Jan-21	819,121,493	630,530,151	5,116,804	0	183,474,538	0
Dec-20	820,012,905	636,227,012	0	0	183,785,893	0
Nov-20	820,969,655	636,851,040	0	3,744,145	180,374,470	0
Oct-20	821,854,047	633,105,196	4,321,319	49,295,640	135,131,892	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310936422	29,343,511.87	30,169,233.11	62,800,000.00	06/30/20	(2,103,244.00)	(0.61950)	12/31/20	10/11/26	300
7	883100596	27,311,148.89	27,577,938.83	130,000,000.00	04/05/16	3,757,190.36	0.83230	12/31/20	06/06/26	296
8	416000237	23,110,727.90	23,635,638.42	25,200,000.00	11/01/20	2,683,636.00	1.65690	12/31/19	10/01/26	300
14	306701014	17,417,215.32	17,823,619.89	21,800,000.00	07/14/20	(9,513.00)	(0.00820)	12/31/20	10/11/26	300
25	300571595	7,258,778.45	7,656,305.36	10,200,000.00	07/14/20	1,209,417.00	1.82330	03/31/20	10/06/26	180
28	300571593	6,461,257.88	6,461,257.88	22,300,000.00	03/25/21	1,127,789.65	0.85860	09/30/20	09/06/26	299
Totals		110,902,640.31	113,323,993.49	272,300,000.00		6,665,276.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	310936422	LO	IN	04/15/20	1

COVID related transfer. 9 month forbearance closed on 8/18/20. Loan is currently being monitored. Property was closed April 18th through July 9th. Occupancy in March averaged 59% with ADR of $214 and RevPAR of $128 and NOI of

$327,734. This was drive n in large part by the NCAA basketball tournament that was held in the Indianapolis area in March. Per the February 2021 STR, the Property averaged 25% occupancy over the past 12 months, had a $209 ADR and a

$52 RevPAR. RevPAR was 215% of the comp set per the STR report. The Borrower has received another $2.0 MM in second round of PPP loans. A six month extension to the forbearance was approved and is in the closing process.

7	883100596	RT	AR	08/12/20	2

The loan transferred to special servicing effective 8/12/2020 due to imminent default. The collateral was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado o n 3/28/2020. The non-collateral anchors (Dillards/JCP/Target) received far less damage and reopened in 2020. The majority of the mall collateral space has been demolished after being condemned. The borrower has been cooperative in turning over information and access but is not willing to rebuild the property and carry the loan. A settlement under discussion under which the lender will take title to the property. The special servicer is working in depth on the

	insurance issues and agreements w ith non-collateral anchors in order to maximize recovery.

8	416000237	LO	NY	04/17/20	2

COVID related transfer. Borrower was not providing updated financial reporting or turning over cash flow. Local counsel was engaged. The June 2021 STR report shows occupancy of 64% TTM, and 71% YTD. RevPAR for June 2021 was

$140 with occupancy of 85%. Discussion with borrower in June covered turnover of cash and upcoming PIP requirements by franchise. Received notice that Guarantor, Sam Klein, passed away in April 2021. Contact made with Klein estate.

Borrower submitted a modification pr oposal. Terms were rejected. Foreclosure filed. Borrower turned over cash flow of $1.8M. Cash management in process of set up. Borrower's proposal is under consideration. TTM 7/31/21 occupancy

	64%.

14	306701014	LO	TX	04/13/20	98

COVID related transfer. 6 month Forbearance closed on 9/14/2020 with Borrower bringing the loan current through July. A 6-month extension of the forbearance was approved. Borrower's bring current date is November 2022. Property reported

	a 50.7% occu pancy rate in July 2021 and a YTD through July 2021 42.01% occupancy rate.

25	300571595	LO	NY	05/04/20	2

COVID related transfer. Borrower obtained an EIDL loan secured by personal property that secures the subject loan, in violation of the loan and SPE requirements. Review of financials revealed multiple questionable cash outflows. NOD sent.

Bwr prop osal and related information received and rejected. Preparation to pursue receivership and foreclosure underway. Borrower submitted proposal for loan modification. After initial discussions, Bwr revised proposal. The proposal was

	rejected. Occupancy 6/30/21 YTD was 38%.

28	300571593	OF	TX	12/31/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310936720	74,970,059.76	3.99003%	74,970,059.76	3.99003%	10	06/05/20	05/01/20	08/11/20
1	310936720	0.00	3.99003%	0.00	3.99003%	10	12/31/21	05/01/20	02/11/21
1	310936720	0.00	3.99003%	0.00	3.99003%	10	12/31/20	05/01/20	02/11/21
5	883100647	45,000,000.00	3.61593%	45,000,000.00	3.61593%	10	07/07/20	06/05/20	08/11/20
5	883100647	0.00	3.61593%	0.00	3.61593%	10	07/24/20	06/05/20	08/11/20
5	883100647	0.00	3.61593%	0.00	3.61593%	10	06/05/20	06/05/20	08/11/20
6	310936422	0.00	4.52003%	0.00	4.52003%	10	08/18/20	05/11/20	--
14	306701014	0.00	4.50003%	0.00	4.50003%	10	09/14/20	09/11/20	--
20	300571602	0.00	4.60003%	0.00	4.60003%	10	08/27/20	06/10/20	11/12/20
Totals		119,970,059.76		119,970,059.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	2,575.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,327.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,888.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,982.61	0.00	0.00	5,360.55	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,178.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,755.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,393.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	248.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	242.81	0.00	0.00	0.00
Total	0.00	0.00	25,847.62	0.00	4,281.94	5,360.55	0.00	0.00	242.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		35,732.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30